Annual Total Returns[BarChart] - SA PGI Asset Allocation Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.93%	11.95%	17.87%	7.41%	(1.72%)	10.82%	13.73%	(4.54%)	20.50%	9.90%